Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 16, 2020	Feb. 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 2,328	$ 1,988	$ 10,511	$ 7,581	$ 7,279
Unrecognized cost for unvested restricted shares			$ 3,978	$ 8,505
Total Compensation Cost Not yet Recognized, Period for Recognition			9 months 29 days